Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2018
Consolidated Subsidiaries
Consolidated Subsidiaries

48. Consolidated Subsidiaries

a)   Composition of the Bank

The subsidiaries of the Bank, all of which have been included in the consolidated financial statements as of December 31, 2018, are as follows:

		Proportion of	Proportion of
		ownership interest	voting power
Name of subsidiary	Principal activity	held by the Bank	held by the Bank
Santander Consumo, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, E.R.	Credit card loans	99.99%	100%
Santander Vivienda, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, E.R.	Mortgage loans	99.99%	100%
Santander Inclusión Financiera, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, E.R.	Retail loans	99.99%	100%
Centro de Capacitación Santander, A.C.	Not-for-profit (Educational institute)	99.99%	100%
Banco Santander, S.A. Fideicomiso 100740	Settlement trust	99.99%	100%
Fideicomiso GFSSLPT, Banco Santander, S.A.	Settlement trust	89.14%	100%
Santander Servicios Corporativos, S.A. de C.V.	Services	99.99%	100%
Santander Servicios Especializados, S.A. de C.V.	Services	99.99%	100%
Santander Tecnología México, S.A. de C.V. (formerly ISBAN México, S.A. de C.V.)	Technology services	99.99%	100%

The total non-controlling interest as of December 31, 2018, amount to 32 million pesos.

Information in respect to non-controlling interest is presented in Note 26.

b)   Significant restrictions

The Bank has the following significant restrictions on its ability to access or use the assets and settle the liabilities of the Bank as of December 31, 2018:

•	Compulsory deposits with the Central Bank

Compulsory deposits relate to a minimum balance financial institutions are required to maintain with the Central Bank based on a percentage of deposits received by third parties. The amount of this compulsory deposit is 28,094 million pesos (see Note 6).

•	Reverse repurchase agreements

107,561 million pesos of debt instruments have been received as collateral in connection with reverse repurchase agreement transactions (see Notes 7 and 11).

•	Repurchase agreements

18,463 million pesos of Mexican government securities (M Bonds, BPATs, UMS and other debt securities) classified as financial assets at fair value through other comprehensive income have been pledged in connection with repurchase agreements transactions (see Note 8).

74,548 million pesos of debt instruments classified as financial assets at fair value through profit or loss have been pledged in connection with repurchase agreement transactions (see Note 8).

6,622 million pesos of BREMS R classified as financial assets at amortized cost have been pledged in connection with repurchase agreements transactions (see Note 8).

•	Debt instruments

3,208 million pesos of Special CETES in connection with the program of credit support and additional benefits to Mexican States and Municipalities and the support program for housing loan debtors, which can only be repurchased by the Central Bank (see Note 8).

7,785 million pesos of BREMS R that can only be acquired by Mexican banks through auctions carried out by the Central Bank as well as through repurchase agreement transactions between them or between Mexican banks as per the provisions established by the Central Bank (see Notes 3.6 and 8).

1,672 million pesos of Mexican Government Bonds have been pledged in connection with repurchase agreements transactions (see Note 8).

535 million pesos of Mexican Government Bonds have been pledged in connection with securities loans transactions (see Note 8).

•	Securities loans

27,592 million pesos of Mexican government securities (CETES and UDIBONDS) have been pledged in connection with securities loans transactions (see Note 8).

959 million pesos, respectively, of equity instruments, have been pledged in connection with securities loans transactions (see Note 9).

333 million pesos of equity instruments have been received in connection with securities loans transactions (see Note 9).

•	Collaterals in derivatives transactions traded in organized markets

3,689 million pesos of loans and advances to customers have been pledged in connection with derivatives traded in organized markets (see Note 11).

•	Collaterals in OTC derivatives transactions

29,508 million pesos of loans and advances to credit institutions have been pledged in connection with OTC derivatives transactions (see Note 7).

4,769 million pesos of debt instruments classified as financial assets at fair value through profit or loss have been pledged in connection with OTC derivatives transactions (see Note 8).

42,480 million pesos of deposits from credit institutions and customer deposits have been received in connection with OTC derivatives transactions (see Note 31).

4,044 million pesos of debt instruments have been received in connection with OTC derivatives transactions (see Note 31).

•	Earnings distribution

The Bank has restrictions on earnings distribution related to the legal reserve of 11,080 million pesos that include 8,086 million pesos in legal reserve of the Bank on an individual basis (see Note 44). In addition, the Bank is restricted from distributing dividends that will result in noncompliance with minimum capitalization requirements established by the CNBV (see Note 29).

•	Loans to other entities within the Bank

The Bank granted a loan to Santander Consumo and Santander Vivienda for 43,800 million pesos and 32,686 million pesos, respectively, which were eliminated from the consolidated balance sheet for consolidation purposes.

c)   Financial support

The Bank did not give any financial support to a consolidated structured entity during 2017 and 2018.

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